SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years

Buildings	50
Computers, software and electronic equipment	2 - 10
Office furniture and equipment	3 - 15
Vehicles	4 - 7

Schedule of Intangible Assets Estimated Useful Life
The assets are amortized over their estimated useful lives using the straight-line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, "Intangible - Goodwill and Other" ("ASC 350") as follows:

Years

Technology	7.9
Customer relationships	6.8
Marketing rights and patents	12.1

Schedule of Accumulated Other Comprehensive Income, Net
The following tables shows the components of accumulated other comprehensive income (loss), as of December 31, 2018 and 2017:

	Year ended December 31, 2018
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(3,217)	$171	$(3,046)

Other comprehensive loss before reclassifications	(1,845)	(1,548)	(3,393)
Amounts reclassified from accumulated other comprehensive income	-	1,059	1,059

Net current-period other comprehensive loss	(1,845)	(489)	(2,334)

Ending balance	$(5,062)	$(318)	$(5,380)

	Year ended December 31, 2017
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(3,122)	$(102)	$(3,224)

Other comprehensive income before reclassifications	(95)	1,419	1,324
Amounts reclassified from accumulated other comprehensive income	-	(1,146)	(1,146)

Net current-period other comprehensive income (loss)	(95)	273	178

Ending balance	$(3,217)	$171	$(3,046

Schedule of Cumulative Effects of Applying New Accounting Pronouncement ASU 2014-09
The cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606-10 was as follows:

	December 31, 2017	Impact of Adoption	January 1, 2018
Condensed Consolidated Balance Sheet
Other current assets	$19,415	2,004	$21,419
Accrued expenses	75,270	483	75,753
Accumulated deficit	$(702,959)	1,521	$(701,438)

In accordance with Topic 606-10, the disclosure of the impact of adoption on the consolidated balance sheet as of December 31, 2018 was as follows:

	December 31, 2018
	As Reported	Impact of Adoption	Amounts under Topic 605
Condensed Consolidated Balance Sheet
Contract assets	$47,760	(1,221)	$46,539
Other current assets	26,022	(2,342)	23,680
Accrued expenses	67,533	(1,023)	66,510
Accumulated deficit	$(683,029)	(2,540)	$(685,569)

In accordance with Topic 606-10, the disclosure of the impact of adoption on the consolidated statement of operations and cash flows was as follows:

	Year ended December 31, 2018
	As Reported	Impact of Adoption	Amounts under Topic 605
Condensed Consolidated Statement of Operations
Total revenues	$266,391	(1,221)	$265,170
Cost of revenues	172,354	-	172,354
Gross profit	94,037	(1,221)	92,816
Operating expenses	72,753	(202)	72,551
Operating profit	$21,284	(1,019)	$20,265

Condensed Consolidated Statement of Cash Flows
Cash flows from operating activities:
Net income	$18,409	(1,019)	$17,390
Increase (decrease) in accrued expenses	(7,206)	(540)	(6,666)
Increase (decrease) in other assets and receivables	(4,917)	338	(4,579)
Increase (decrease) in contract assets	$11,029	1,221	$12,250

Schedule of Short-term and Long-term Restricted Cash
The Company applied this standard to each prior period presented using the full retrospective transition method, as required by the new standard.

	December 31,
	2018	2017

Cash and cash equivalents	$67,381	$52,957
Restricted cash	32,305	29,288
Restricted cash held by trustees	4,372	4,325
Long term restricted cash	146	187

	$104,204	$86,757